Contingent Liabilities and Commitments (Notes)	12 Months Ended
Sep. 30, 2013
Contingent Liabilities [Abstract]
Commitments and Contingencies Disclosure [Text Block]
CONTINGENT LIABILITIES AND COMMITMENTS

Emerson is a party to a number of pending legal proceedings and claims, including those involving general and product liability and other matters, several of which claim substantial amounts of damages. The Company accrues for such liabilities when it is probable that future costs (including legal fees and expenses) will be incurred and such costs can be reasonably estimated. Accruals are based on developments to date; management's estimates of the outcomes of these matters; the Company's experience in contesting, litigating and settling similar matters; and any related insurance coverage. Although it is not possible to predict the ultimate outcome of these matters, the Company historically has been successful in defending itself against claims and suits that have been brought against it, and will continue to defend itself vigorously in all such matters. While the Company believes a material adverse impact is unlikely, given the inherent uncertainty of litigation, a remote possibility exists that a future development could have a material adverse impact on the Company.

The Company enters into certain indemnification agreements in the ordinary course of business in which the indemnified party is held harmless and is reimbursed for losses incurred from claims by third parties, usually up to a prespecified limit. In connection with divestitures of certain assets or businesses, the Company often provides indemnities to the buyer with respect to certain matters including, as examples, environmental or unidentified tax liabilities related to periods prior to the disposition. Because of the uncertain nature of the indemnities, the maximum liability cannot be quantified. As such, contingent liabilities are recorded when they are both probable and reasonably estimable. Historically, payments under indemnity arrangements have been inconsequential.

On October 22, 2012, Invensys Systems, Inc. filed a suit for patent infringement against the Company and its wholly-owned indirect subsidiary, Micro Motion, Inc., in the Eastern District of Texas captioned Invensys Systems, Inc. v. Emerson Electric Co. and Micro Motion, Inc., USA. The complaint alleges infringement on Invensys patents by Micro Motion's Coriolis flowmeter "Enhanced Core Processors." The Invensys suit seeks unspecified damages for past infringement and an injunction preventing the Company and Micro Motion from engaging in future infringement. It is too early in the litigation to assess any potential financial impact. The Company and Micro Motion believe that the Invensys claims are without merit and that they have strong defenses to the claims, and intend to aggressively defend the suit.

At September 30, 2013, there were no known contingent liabilities (including guarantees, pending litigation, taxes and other claims) that management believes will be material in relation to the Company's financial statements, nor were there any material commitments outside the normal course of business.